MFS® CORE EQUITY SERIES	MFS® RESEARCH BOND SERIES
MFS® GLOBAL EQUITY SERIES	MFS® RESEARCH INTERNATIONAL SERIES
MFS® GROWTH SERIES	MFS® RESEARCH SERIES
MFS® HIGH INCOME SERIES	MFS® STRATEGIC INCOME SERIES
MFS® INVESTORS GROWTH STOCK SERIES	MFS® TOTAL RETURN SERIES
MFS® INVESTORS TRUST SERIES	MFS® UTILITIES SERIES
MFS® MID CAP GROWTH SERIES	MFS® VALUE SERIES
MFS® NEW DISCOVERY SERIES

This SAI supplement supersedes and replaces the Trust's SAI supplement dated May 24, 2012, July 29, 2012 and December 17, 2012.

Effective January 1, 2013, the following sub-section is added directly before the sub-section entitled "Commodity-Related Investments" in Appendix H entitled "Investment Strategies And Risks":

Commodity Pool Operator Regulation.  The Trust, on behalf of the Funds included within the Trust, has filed with the National Futures Association (NFA) a notice claiming an exclusion from the definition of the term "commodity pool operator" (CPO) under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder with respect to such Funds. As a result, MFS, as adviser to such Funds, is not currently subject to registration or regulation as a CPO with respect to such Funds. However, if in the future a Fund is no longer eligible for this exclusion, the Trust, on behalf of such Fund, would withdraw its notice claiming exclusion from the definition of a CPO, and MFS, as adviser to such Fund, would be subject to registration and regulation as a CPO with respect to such Fund.

As of December 17, 2012, any reference made to 500 Boylston Street, Boston, MA 02116 is restated as the following: 111 Huntington Avenue, Boston, MA 02199.

Effective May 24, 2012, Appendix C - Share Ownership is restated in its entirety as follows:

APPENDIX C - SHARE OWNERSHIP

Ownership By Trustees and Officers

As of March 31, 2012, the Trustees and officers of the Trust as a group owned less than 1% of any class of each Fund's shares. The Board of Trustees has adopted a policy requiring that each Non-Interested Trustee shall have invested on an aggregate basis, within two years of membership on the Board of Trustees, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the funds in the MFS Family of Funds.

The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and, on an aggregate basis, in the funds in the MFS Family of Funds, as of December 31, 2011.

The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. Over $100,000

Name of Trustee                                           Dollar Range of Equity Securities in the Funds
N/A(1)                                                                N

(1)Because the funds serve as underlying investment vehicles for variable annuity and life contracts, the Trustees are not eligible to invest directly in the funds. Therefore, no Trustee owned shares of a fund.  Aggregate dollar range of equity securities in all MFS Funds overseen by each Trustee is D for all Trustees.

25% or Greater Ownership

The following table identifies those investors who own beneficially 25% or more of a Fund‘s voting shares as of March 31, 2012. Shareholders who own beneficially 25% or more of a Fund's shares may have a significant impact on any shareholder vote of the Fund.

MFS CORE EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	37.11%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS GLOBAL EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	55.29%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS HIGH INCOME SERIES

HARTFORD LIFE & ANNUITY INSURANCE	67.84%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	25.99%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS INVESTORS GROWTH STOCK SERIES

IDS LIFE INSURANCE COMPANY	29.15%
RAVA-1MG-AMERICAN EXPRESS
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0001

MFS INVESTORS TRUST SERIES

HARTFORD LIFE & ANNUITY INSURANCE	51.01%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS MID CAP GROWTH SERIES

HARTFORD LIFE & ANNUITY INS CO	55.09%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS NEW DISCOVERY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	31.15%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS RESEARCH BOND SERIES

HARTFORD LIFE & ANNUITY	43.24%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PROTECTIVE VARIABLE ANNUITY	38.40%
PO BOX 2606
BIRMINGHAM AL 35202-2606

MFS RESEARCH INTERNATIONAL SERIES

HARTFORD LIFE & ANNUITY	34.72%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS STRATEGIC INCOME SERIES

AMERITAS LIFE INSURANCE CORP	41.45%
5900 O ST
LINCOLN NE 68510-2234

KANSAS CITY LIFE INSURANCE COMPANY	25.27%
PO BOX 219139
KANSAS CITY MO 64121-9139

MFS TOTAL RETURN SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	42.07%
SEPARATE ACCOUNT SEVEN
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

MFS UTILITIES SERIES

THE LINCOLN NATIONAL LIFE INS CO	44.04%
LINCOLN FINANCIAL GROUP
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

MFS VALUE SERIES

NATIONWIDE LIFE INS CO (NWVAII)	32.58%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

HARTFORD LIFE & ANNUITY	29.71%
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund‘s outstanding shares as of March 31, 2012. All holdings are beneficially owned unless otherwise indicated.

MFS CORE EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	39.42% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

UNITED OF OMAHA LIFE INSURANCE COMPANY	15.03% OF INITIAL CLASS
ATTN PRODUCT ACCOUNTING
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

HARTFORD LIFE INSURANCE COMPANY	16.01% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

AMERICAN FRANKLIN LIFE INSURANCE CO	11.29% OF INITIAL CLASS
C/O AMERICAN GENERAL LIFE INSUR CO
ATTN DEBBIE KERAI
PO BOX 1591
HOUSTON TX 77251-1591

LINCOLN LIFE ACCOUNT M, LVUL-DB	7.86 INITIAL CLASS
LINCOLN LIFE MUT FD ADMN AREA 6H-02	68.26% OF SERVICE CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

AMERICAN GENERAL LIFE INS CO	5.83% OF INITIAL CLASS
2929 ALLEN PARKWAY STE A6-20
HOUSTON TX 77019-7117

GUARDIAN INSURANCE & ANNUITY CO INC	23.09% OF SERVICE CLASS
ATTN PAUL IANNELLI 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

UNITED OF OMAHA LIFE INSURANCE COMPANY	6.17% OF SERVICE CLASS
ATTN PRODUCT ACCOUNTING
1 SW SECURITY BENEFIT PL
TOPEKA KS 66636-1000

MFS GLOBAL EQUITY SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO.	59.90% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	17.02% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PARAGON LIFE INSUR	16.66% OF INITIAL CLASS
13045 TESSON FERRY RD #A2-10
SAINT LOUIS MO 63128-3407

SEPARATE ACCOUNT 65 OF EQUITABLE	65.40% OF SERVICE CLASS
LIFE ASSURANCE SOCIETY OF THE US
1290 AVENUE OF THE AMERICAS
NEW YORK NY 10104-0101

PRINCIPAL LIFE INSURANCE CO	32.20% OF SERVICE CLASS
711 HIGH STREET G-012-S41
DES MOINES IA 50392-9992

MFS GROWTH SERIES

PRUCO LIFE OF ARIZONA	18.59% OF INITIAL CLASS
FLEXIBLE PREMIUM VAR ANNUITY ACCT
ATTN KATHY MCCLUNN SEP A/C IIG
213 WASHINGTON ST FL 7
NEWARK NJ 07102-2917

MERRILL LYNCH LIFE INSURANCE CO	14.75% OF INITIAL CLASS
4333 EDGEWOOD RD NE
MS 4410
CEDAR RAPIDS IA 52499-0001

HARTFORD LIFE & ANNUITY INSURANCE	13.16% OF INITIAL CLASS
ATTN UIT OPERATIONS	9.61% OF SERVICE CLASS
PO BOX 2999
HARTFORD CT 06104-2999

UNION CENTRAL LIFE INSURANCE COMPANY	6.89% OF INITIAL CLASS
GROUP ANNUITY MUTUAL FUNDS - STATION 3
1876 WAYCROSS ROAD
CINCINNATI OH 45240-2899

LINCOLN LIFE ACCOUNT M, LVUL-DB	8.06% OF INITIAL CLASS
LINCOLN LIFE MUT FD ADMN AREA 6H-02	30.77% OF SERVICE CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

PROTECTIVE VARIABLE ANNUITY	15.22% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

NATIONWIDE LIFE INS CO (NWPP)	31.81% OF SERVICE CLASS
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

PRINCIPAL LIFE INSURANCE CO	7.85% OF SERVICE CLASS
711 HIGH STREET G-012-S41
DES MOINES IA 50392-9992

GUARDIAN INSURANCE & ANNUITY CO	5.02% OF SERVICE CLASS
ATTN PAUL IANNELLI/EQUITY ACTG 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

MFS HIGH INCOME SERIES

HARTFORD LIFE & ANNUITY INSURANCE	69.26% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	26.53% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

LINCOLN BENEFIT LIFE	96.24% SERVICE CLASS
ALLSTATE LIFE INSURANCE CO
ATTN ACCOUNTING COE
544 LAKEVIEW PARKWAY
VERNON HILLS IL 60061-1826

MFS INVESTORS GROWTH STOCK SERIES

HARTFORD LIFE & ANNUITY INSURANCE	68.82% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	15.09% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PROTECTIVE VARIABLE ANNUITY	6.22% OF INITIAL CLASS
PO BOX 2606	22.86% OF SERVICE CLASS
BIRMINGHAM AL 35202-2606

NATIONWIDE LIFE INS CO (NWVLI4)	6.23% OF INITIAL CLASS
PO BOX 182029
COLUMBUS OH 43218-2029

IDS LIFE INSURANCE COMPANY	38.09% OF SERVICE CLASS
RAVA-1MG-AMERICAN EXPRESS
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0001

MINNESOTA LIFE	15.02% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

MFS INVESTORS TRUST SERIES

HARTFORD LIFE & ANNUITY INSURANCE	59.75% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	21.80% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PROTECTIVE VARIABLE ANNUITY	50.64% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)	13.65% OF SERVICE CLASS
ATTN ASHESH UPADHYAY
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

GE LIFE ANNUITY ASSURANCE COMPANY	9.26% OF SERVICE CLASS
ATTN VARIABLE ACCOUNTING
6610 W BROAD ST
BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

AXA EQUITABLE LIFE INSURANCE CO	7.85% OF SERVICE CLASS
1290 AVENUE OF THE AMERICAS
NEW YORK NY 10104-1472

SUN LIFE ASSURANCE CO CANADA (US)	5.75% OF SERVICE CLASS
PO BOX 9134
WELLESLEY HLS MA 02481-9134

MFS MID CAP GROWTH SERIES

HARTFORD LIFE & ANNUITY INS CO	75.24% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	24.71% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

OHIO NATIONAL LIFE INSURANCE CO	76.23% OF SERVICE CLASS
FBO SEPARATE ACCOUNTS
1 FINANCIAL WAY
CINCINNATI OH 45242-5851

NATIONWIDE LIFE INS CO	9.13% OF SERVICE CLASS
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029

ALLMERICA FINANCIAL INSURANCE AND ANNUITY COMPANY	6.88% OF SERVICE CLASS
PRODUCT VALUATION
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

MINNESOTA LIFE	5.28% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

MFS NEW DISCOVERY SERIES

HARTFORD LIFE & ANNUITY INSURANCE	59.35% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	20.45% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

IDS LIFE INSURANCE COMPANY	22.98% OF SERVICE CLASS
RAVA-1MD-AMERICAN EXPRESS
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0001

AUSA LIFE INSURANCE CO	22.20% OF SERVICE CLASS
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

PROTECTIVE VARIABLE ANNUITY	20.26% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

TRANSAMERICA LANDMARK VAR ANNUITY	12.61% OF SERVICE CLASS
ATTN: FMG ACCOUNTING MS 4410
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

GE LIFE ANNUITY ASSURANCE COMPANY	7.17% OF SERVICE CLASS
ATTN VARIABLE ACCOUNTING
6610 W BROAD ST BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

OHIO NATIONAL LIFE INSURANCE CO	5.70% OF SERVICE CLASS
1 FINANCIAL WAY
CINCINNATI OH 45242-5851

MINNESOTA LIFE	5.29% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

MFS RESEARCH BOND SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO.	72.78% OF INITIAL CLASS
ATTN UIT OPERATIONS	49.75% OF SERVICE CLASS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INS CO	19.69% OF INITIAL ACCOUNT
ATTN UIT OPERATIONS	5.02% OF SERVICE ACCOUNT
PO BOX 2999
HARTFORD CT 06104-2999

KANSAS CITY LIFE INSURANCE COMPANY	5.17% OF INITIAL CLASS
ATTN: DEBRA KARR
PO BOX 219139
KANSAS CITY MO 64121-9139

PROTECTIVE VARIABLE ANNUITY	28.14% OF SERVICE CLASS
PO BOX 2606
BIRMINGHAM AL 35202-2606

TRANSAMERICA LIFE INSURANCE CO	8.84% OF SERVICE CLASS
4333 EDGEWOOD RD NE
ATTN: FMG ACCOUNTING MS 4410
CEDAR RAPIDS IA 52499-0001

GUARDIAN INSURANCE & ANNUITY CO	8.22% OF SERVICE CLASS
ATTN PAUL IANNELLI/EQUITY ACTG 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

MFS RESEARCH INTERNATIONAL SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	46.01% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

AMERITAS LIFE INSURANCE CORP	28.59% OF INITIAL CLASS
5900 O ST
LINCOLN NE 68510-2234

HARTFORD LIFE INS CO SEPARATE ACCOUNT	21.41% OF INITIAL CLASS

ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

SECURITY BENEFIT LIFE INSURANCE CO	87.94% OF SERVICE CLASS
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

PRINCIPAL LIFE INSURANCE CO	6.38% OF SERVICE CLASS
711 HIGH STREET G-012-S41
DES MOINES IA 50392-9992

MFS RESEARCH SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	20.52% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

PRUCO LIFE OF ARIZONA	10.55% OF INITIAL CLASS
ATTN KATHY MCCLUNN SEP A/C IIG
213 WASHINGTON ST FL 7
NEWARK NJ 07102-2917

PROTECTIVE VARIABLE ANNUITY	8.10% OF INITIAL CLASS
PO BOX 2606	17.19% OF SERVICE CLASS
BIRMINGHAM AL 35202-2606

THE LINCOLN NATIONAL LIFE INS CO	8.06% OF INITIAL CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

NEW YORK LIFE INSURANCE AND ANNUITY	7.86% OF INITIAL CLASS
CORPORATION (NYLIAC)	69.88% OF SERVICE CLASS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

TRANSAMERICA LIFE INSURANCE CO	6.93% OF SERVICE CLASS
ATTN: FMG ACCOUNTING MD 4410
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

KANSAS CITY LIFE INSURANCE COMPANY	6.82% OF INITIAL CLASS
ATTN: DEBRA KARR
PO BOX 219139
KANSAS CITY MO 64121-9139

MFS STRATEGIC INCOME SERIES

AMERITAS LIFE INSURANCE CORP	51.23% OF INITIAL CLASS
5900 O ST
LINCOLN NE 68510-2234

KANSAS CITY LIFE INSURANCE COMPANY	31.24% OF INITIAL CLASS
ATTN: DEBRA KARR
PO BOX 219139
KANSAS CITY MO 64121-9139

UNITED OF OMAHA LIFE INSURANCE COMPANY	7.34% OF INITIAL CLASS
ATTN PRODUCT ACCOUNTING
1 SW SECURITY BENEFIT PL

TOPEKA KS 66636-1000

CUNA MUTUAL	5.51% OF INITIAL CLASS
ATTN B & C VICKI FOELSKE
2000 HERITAGE WAY
WAVERLY IA 50677-9208

GUARDIAN INSURANCE & ANNUITY CO	92.33% OF SERVICE CLASS
3900 BURGESS PLACE
BETHLEHEM PA 18017-9097

GE CAPITAL LIFE ASSURANCE CO OF NY	5.92% OF SERVICE CLASS
ATTN VARIABLE ACCOUNTING
6610 W BROAD ST BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

MFS TOTAL RETURN SERIES

HARTFORD LIFE & ANNUITY INSURANCE CO	60.94% OF INITIAL CLASS
SEPARATE ACCOUNT SEVEN	8.10% OF SERVICE CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE COMPANY	21.83% OF INTIAL CLASS
SEPARATE ACCOUNT SEVEN
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

LINCOLN LIFE	33.63% OF SERVICE CLASS
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

TRANSAMERICA LIFE INSURANCE CO	10.72% OF SERVICE CLASS
4333 EDGEWOOD RD NE
CEDAR RAPIDS IA 52499-0001

PROTECTIVE VARIABLE ANNUITY	9.63% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

GE LIFE ANNUITY ASSURANCE COMPANY	7.80% OF SERVICE CLASS
6610 W BROAD ST
BLDG 3, 5TH FLOOR
RICHMOND VA 23230-1702

OHIO NATIONAL LIFE INSURANCE CO	7.72% OF SERVICE CLASS
1 FINANCIAL WAY
CINCINNATI OH 45242-5851

SECURITY BENEFIT LIFE INSURANCE CO	5.40% OF SERVICE CLASS
C/O VARIABLE ANNUITY DEPT
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

MFS UTILITIES SERIES

THE LINCOLN NATIONAL LIFE INS CO	67.69% OF INITIAL ACCOUNT
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

AMERITAS LIFE INSURANCE CORP	8.64% OF INITIAL CLASS
5900 O ST
LINCOLN NE 68510-2234

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)	6.59% OF INITIAL CLASS
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

IDS LIFE INSURANCE COMPANY	35.72% OF SERVICE CLASS
RAVA SELECT 4UT
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0002

LINCOLN LIFE ACCOUNT M, LVUL-DB	28.46% OF SERVICE CLASS
LINCOLN LIFE MUT FD ADMN AREA 6H-02
1300 S CLINTON ST
FORT WAYNE IN 46802-3506

GUARDIAN INSURANCE & ANNUITY CO INC	5.99% OF SERVICE CLASS
ATTN PAUL IANNELLI 3-S
3900 BURGESS PL
BETHLEHEM PA 18017-9097

AXA EQUITABLE LIFE INSURANCE CO	5.74% OF SERVICE CLASS
1290 AVENUE OF THE AMERICAS
NEW YORK NY 10104-1472

SECURITY BENEFIT LIFE INSURANCE CO	5.31% OF SERVICE CLASS
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-1000

MFS VALUE SERIES

HARTFORD LIFE & ANNUITY	62.68% OF INITIAL CLASS
ATTN UIT OPERATIONS	16.01% OF SERVICE CLASS
PO BOX 2999
HARTFORD CT 06104-2999

HARTFORD LIFE INSURANCE	18.44% OF INITIAL CLASS
ATTN UIT OPERATIONS
PO BOX 2999
HARTFORD CT 06104-2999

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (NYLIAC)	5.53% OF INITIAL CLASS
ATTN ASHESH UPADHYAY
169 LACKAWANNA AVE
PARSIPPANY NJ 07054-1007

PRUDENTIAL TOLI ALABAMA POWER	5.17% OF INITIAL CLASS
290 W MOUNT PLEASANT AVE
LIVINGSTON NJ 07039-2729

NATIONWIDE LIFE INS CO	44.15% OF SERVICE CLASS
PO BOX 182029
COLUMBUS OH 43218-2029

PROTECTIVE VARIABLE ANNUITY	21.60% OF SERVICE CLASS
2801 HIGHWAY 280 S
BIRMINGHAM AL 35223-2407

MINNESOTA LIFE	12.76% OF SERVICE CLASS
400 ROBERT ST N # A6-5216
SAINT PAUL MN 55101-2037

Effective July 29, 2012, the sub-section entitled “Futures Contracts” in Appendix H entitled “Investment Strategies and Risks” is restated in its entirety as follows:

Futures Contracts. A futures contract is a standardized agreement between two parties to buy or sell in the future a specific quantity of an asset, currency, interest rate, index, commodity, instrument or other indicator at a specific price and time. The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established either in the electronic marketplace or by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying indicator or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price. Some financial futures contracts (such as futures on a security) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and securities indexes) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying indicator unless the contract is held until the settlement date. If a fund is the purchaser or seller of a futures contract, the fund is required to deposit "initial margin" with a futures commission merchant ("FCM") when the futures contract is entered into.  Initial margin is typically calculated as a percentage of the contract's notional amount. Additional variation margin will be required based on changes in the daily market value of the contract.

The risk of loss in trading futures contracts can be substantial, because of the low margin deposits required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a futures contract may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, on the settlement date, an investor may be required to make delivery of the indicators underlying the futures positions it holds.

An investor could suffer losses if it is unable to close out a futures contract because of an illiquid secondary market. Futures contracts may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures position, and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Futures are subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.   For example, an investor could lose margin payments it has deposited with its FCM as well as the net amount of gains not yet paid by the FCM, if the FCM breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the FCM, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the investor.

If MFS attempts to use a futures contract as a hedge against, or as a substitute for, a portfolio investment, the futures position may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Effective July 29, 2012, the sub-section entitled “Swaps and Related Derivatives” in Appendix H entitled “Investment Strategies and Risks” is restated in its entirety as follows:

Swaps.  A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other based on the value of one or more underlying indicators or the difference between underlying indicators.  Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Swaps include  "caps,” “floors,” “collars” and options on swaps, or “swaptions.”  A “cap” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the amount by which a specified fixed or floating rate or other indicator exceeds another rate or indicator (multiplied by a notional amount).  A “floor” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the excess, if any, of a specified rate or other indicator over a different rate or indicator (multiplied by a notional amount). A “collar” transaction is a combination of a cap and a floor in which one party pays the floating amount on the cap and the other party pays the floating amount on the floor.  A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms. Swaps can take many different forms and are known by a variety of names and other types of swaps may be available.

Swaps can be closed out by physical delivery of the underlying indicator(s) or payment of the cash settlement on settlement date, depending on the terms of the particular agreement.  For example, in a typical credit default swap on a specific security, in the event of a credit event one party agrees to pay par on the security while the other party agrees to deliver the security. Other swap agreements provide for cash settlement. For example, in a typical interest rate swap, one party agrees to pay a fixed rate of interest determined by reference to a specified interest rate or index multiplied by a specified amount (the “notional amount”), while the other party agrees to pay an amount equal to a floating rate of interest determined by reference to an interest rate or index which is reset periodically and multiplied by the same notional amount. On each payment date, the obligations of parties are netted against each other, with only the net amount paid by one party to the other.

It may not be possible to close out a swap at any particular time or at an acceptable price. The inability to close swap positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Swaps may be entered into for hedging or non-hedging purposes. If MFS attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the swap may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving swaps can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Legislation has been enacted that will result in numerous regulatory changes related to swaps, including margin, clearing, trading, and reporting requirements. These regulatory changes could materially and adversely affect the ability of the Fund to buy or sell swaps and increase the cost of swaps. In the future, swaps will be required to be subject to initial as well as variation margin requirements. Initial margin is typically calculated as a percentage of the swap's notional amount. Additional variation margin will be required based on changes in the daily market value of the swap.

Swaps may also be subject to liquidity risk because it may not be possible to close out the swap prior to settlement date and an investor would remain obligated to meet margin requirements until the swap is closed. In addition, because the purchase and sale of certain swaps take place in an over-the-counter market and are not centrally cleared, these are subject to the creditworthiness of the counterparty to the swap, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. For these types of swaps, if the counterparty defaults, the other party’s risk of loss generally consists of the net amount of gains that the non-defaulting party is contractually entitled to receive minus any margin deposited by the defaulting party.

Swaps that are centrally cleared will be subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction. For example, an investor could lose margin payments it has deposited with its FCM as well as the net amount of gains not yet paid by the FCM if the FCM breaches its agreement with the investor or becomes insolvent or goes into bankruptcy. In the event of bankruptcy of the FCM, the investor may be entitled to the net amount of gains the investor is entitled to receive plus the return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the investor.

Swaps can provide exposure to a variety of different types of investments or market factors. The most significant factor in the performance of swaps is the change in the underlying price, rate, index level, or other indicator that determines the amount of payments to be made under the arrangement. The risk of loss in trading swaps can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in swaps, and the potential high volatility of the swaps markets. As a result, a relatively small price movement in a swap may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a swap may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, for physically settled swaps, on the settlement date an investor may be required to make delivery of the indicators underlying the swaps it holds.

Effective July 29, 2012, the sub-section entitled “Warrants” in Appendix H entitled “Investment Strategies and Risks” is restated in its entirety as follows:

Warrants. Warrants are derivative instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants can be physically or cash settled depending on the terms of the warrant and can be issued by the issuer of the underlying equity security or a third party. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.